Subsequent event (Details)		1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 05, 2021 $ / shares	Oct. 31, 2025 CAD ($) shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($) $ / shares	Mar. 31, 2026 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issuance of units		$ 16,037,974	$ 11,425,000	$ 21,355,588	$ 15,525,000		$ 16,037,974	$ 21,355,588
Common share units issued		11,425,000	11,425,000
Price per share | $ / shares			$ 1		$ 1.6
Common share per common unit		1	1
Common share warrant for each unit		0.5	0.5
Number of shares warrant is exercisable into		1	1
Warrant exercise price (in USD per share) | $ / shares	$ 3.75		$ 1.35
Warrants term	3 years	2 years	2 years
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Issuance of units | $						$ 14,850,000
Common share units issued						11,423,078
Price per share | $ / shares						$ 1.3
Common share per common unit						1
Common share warrant for each unit						0.5
Number of shares warrant is exercisable into						1
Warrant exercise price (in USD per share) | $ / shares						$ 1.75
Warrants term						2 years